Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

9. Intangible Assets

Intangible assets subject to amortization consisted of the following:

	Weighted Average	As of December 31, 2020			As of December 31, 2019
	Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	4.70	$19,070,857	$(8,283,740)	$10,787,117	$19,138,104	$(4,090,359)	$15,047,745
Noncompete agreement	2.00	480,000	(480,000)	-	480,000	(252,000)	228,000
Trade name	16.63	3,328,000	(503,342)	2,824,658	3,328,000	(224,745)	3,103,255
Subscriber relationships	5.10	73,458,799	(18,105,041)	55,353,758	73,458,799	(3,587,837)	69,870,962
Advertiser relationships	9.42	2,240,000	(332,515)	1,907,485	2,240,000	(94,635)	2,145,365
Database	3.00	1,140,000	(531,183)	608,817	1,140,000	(151,183)	988,817
Subtotal amortizable intangible assets		99,717,656	(28,235,821)	71,481,835	99,784,903	(8,400,759)	91,384,144
Website domain name	-	20,000	-	20,000	20,000	-	20,000
Total intangible assets		$99,737,656	$(28,235,821)	$71,501,835	$99,804,903	$(8,400,759)	$91,404,144

Developed technology, noncompete agreement, trade name, subscriber relationships, advertiser relationships, and database intangible assets subject to amortization were recorded as part of the Company’s business acquisitions. The website domain name has an infinite life and is not being amortized. Amortization expense for the years ended December 31, 2020 and 2019 was $20,301,665 and $7,806,517, respectively. Amortization expense for developed technology and platform development of $4,659,986 and $3,531,936 for the years ended December 31, 2020 and 2019, respectively, are included within cost of revenues on the consolidated statements of operations. No impairment charges have been recorded during the years ended December 31, 2020 and 2019.

Estimated total amortization expense for the next five years and thereafter related to the Company’s intangible assets subject to amortization as of December 31, 2020 is as follows:

Year Ending December 31,
2021	$19,803,965
2022	19,209,117
2023	17,460,073
2024	11,397,870
Thereafter	3,610,810
$71,481,835